EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
EARNINGS PER SHARE

8.	EARNINGS PER SHARE

The computation of basic EPS is based on the weighted average number of shares outstanding during the year and net income attributable to Frontline Ltd.. The exercise of stock options using the treasury stock method was anti-dilutive for 2012 and 2011 as the exercise price was higher than the share price at December 31, 2012 and 2011. The convertible bonds using the if-converted method were anti dilutive for the years ended December 31, 2012 and 2011 and, therefore, 5,769,231 shares were excluded from the denominator in each calculation.

The components of the numerator for the calculation of basic EPS and diluted EPS are as follows:

(in thousands of $)	2012	2011	2010
Net (loss) income attributable to Frontline Ltd.	(82,754)	(529,601)	161,407
Interest expense relating to the convertible bond	—	—	7,228
Diluted net (loss) income attributable to Frontline Ltd.	(82,754)	(529,601)	168,635

The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

(in thousands)	2012	2011	2010
Weighted average number of ordinary shares outstanding - basic	77,859	77,859	77,859
Stock options	—	—	175
Convertible bond	—	—	5,769
Weighted average number of ordinary shares outstanding – diluted	77,859	77,859	83,803